Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of assets measured at fair value on a recurring basis
Assets measured at fair value on a recurring basis at June 30, 2026, are summarized below:

Fair value measurement at reporting date using
June 30, 2026	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$ 11,621,051	-	-
Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

	Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$15,366,611	-	-

Assets measured at fair value on a recurring basis at December 31, 2025, are summarized below:

Fair value measurement at reporting date using
December 31, 2025	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$ 15,366,611	-	-
Assets measured at fair value at December 31, 2024, are summarized below:

Fair value measurement at reporting date using
December 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market account	$ 24,498,933	-	-

Schedule of property plant and equipment estimated useful lives
Estimated useful lives are as follows:

Category	Term

Laptops and IT equipment	3 years

Software purchase (excluding subscription)	3 years

Lab equipment	5 years

Furniture and fixtures	7 years

Leasehold improvements	Shorter of the remaining lease term or the estimated useful lives of the improvements

Schedule of diluted and basic net loss per share are identical for all periods presented	Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Three and Six Months Ended June 30,
	2026	2025
Preferred stock	3,940,786	3,940,786
Stock options	1,918,887	1,060,000

Total anti-dilutive shares	5,859,673	5,000,786

Accordingly, diluted net loss per share is the same as basic net loss per share for all periods presented:

	Years Ended December 31,
	2025	2024
Preferred stock	3,940,786	3,940,786
Stock options	1,041,887	1,082,500

Total anti-dilutive shares	4,982,673	5,023,286